Allowance for trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2018
Finance receivables [Member]
Summary of Changes in Allowance for Credit Losses

Changes in the allowance for credit losses in finance receivables are as follows:

	Year ended March 31,
	2018		2018	2017	2016
	(In millions)
Balance at the beginning	US$	552.0	Rs.35,975.1	Rs.44,131.9	Rs.46,554.3
Allowances made during the year		3.9	255.2	5,653.5	8,600.3
Written off		(376.1)	(24,512.4)	(13,810.3)	(11,022.7)

Balance at the end	US$	179.8	Rs.11,717.9	Rs.35,975.1	Rs.44,131.9

Trades and other receivables [Member]
Summary of Changes in Allowance for Credit Losses

Change in the allowances for trade and other receivables are as follows:

	Year ended March 31,
	2018		2018	2017	2016
	(In millions)
Balance at the beginning	US$	232.8	Rs.15,170.3	Rs.14,460.4	Rs. 8,727.8
Allowances made during the year		2.2	145.7	1,706.0	6,719.1
Written off		(7.0)	(454.9)	(1,340.3)	(889.3)
Foreign exchange translation differences		0.7	45.6	344.2	(97.2)
Assets classified as held for sale		(2.0)	(130.5)	—	—

Balance at the end	US$	226.7	Rs.14,776.2	Rs.15,170.3	Rs.14,460.4